Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Summary of Taxation Charge

Taxation charge	$ million
	2020	2019	2018
Current tax:
Charge in respect of current period	3,272	7,597	10,415
Adjustments in respect of prior periods	(56)	(1)	60
Total	3,216	7,596	10,475
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(9,063)	1,377	1,438
Relating to changes in tax rates and legislation	(16)	(67)	(157)
Adjustments in respect of prior periods	430	147	(41)
Total	(8,649)	1,457	1,240
Total taxation (credit)/charge	(5,433)	9,053	11,715

Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rates to Taxation Charge

Reconciliation of applicable tax charge at statutory tax rates to taxation charge			$ million
	2020	2019	2018
(Loss)/income before taxation	(26,967)	25,485	35,621
Less: share of profit of joint ventures and associates	(1,783)	(3,604)	(4,106)
(Loss)/income before taxation and share of profit of joint ventures and associates	(28,750)	21,881	31,515
Applicable tax (credit)/charge at standard statutory tax rates	(8,330)	7,214	11,641
Adjustments in respect of prior periods	374	146	19
Tax effects of:
Derecognition/(recognition) of deferred tax assets	1,458	846	(381)
Expenses not deductible for tax purposes	1,239	1,493	1,176
Incentives for investment and development	(557)	(757)	(557)
Exchange rate differences	339	(34)	623
Disposals	(34)	(235)	(524)
Changes in tax rates and legislation	(16)	(67)	(157)
Income/(loss) not subject to tax at standard statutory rates	6	159	(286)
Other reconciling items	88	288	161
Taxation (credit)/charge	(5,433)	9,053	11,715

Summary of Taxes Payable

Taxes payable		$ million
	Dec 31, 2020	Dec 31, 2019
Income taxes	3,111	3,478
Sales taxes, excise duties and similar levies	2,895	3,215
Total	6,006	6,693

Summary of Deferred Tax

2020 - Deferred tax						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2020	5,380	3,014	11,629	3,660	4,361	28,044
Credit/(charge) to income	1,057	1,975	685	(250)	605	4,072
Currency translation differences	140	163	286	122	58	769
Other	(10)	80	(104)	242	60	268
At December 31, 2020	6,567	5,232	12,496	3,774	5,084	33,153
Deferred tax liability
At January 1, 2020		(28,040)		(1,093)	(2,909)	(32,042)
Credit to income		4,355		4	218	4,577
Currency translation differences		(143)		(2)	(39)	(184)
Other		27		418	(101)	344
At December 31, 2020		(23,801)		(673)	(2,831)	(27,305)
Net deferred tax asset at December 31, 2020						5,848
Deferred tax asset/liability as presented in the balance sheet at December 31, 2020
Deferred tax asset						16,311
Deferred tax liability						(10,463)

2019 - Deferred tax						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2019	5,859	3,718	12,167	3,310	4,276	29,330
Credit/(charge) to income	15	(521)	(647)	(76)	10	(1,219)
Currency translation differences	56	6	57	(8)	(2)	109
Other	(550)	(189)	52	434	77	(176)
At December 31, 2019	5,380	3,014	11,629	3,660	4,361	28,044
Deferred tax liability
At January 1, 2019		(27,627)		(1,674)	(2,769)	(32,070)
(Charge)/credit to income		(227)		46	(57)	(238)
Currency translation differences		(129)		(6)	(5)	(140)
Other		(57)		541	(78)	406
At December 31, 2019		(28,040)		(1,093)	(2,909)	(32,042)
Net deferred tax liability at December 31, 2019						(3,998)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2019
Deferred tax asset						10,524
Deferred tax liability						(14,522)